13. and 14. Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt

Notes payable by the Company are summarized as follows:

	June 30, 2015	December 31, 2014
Demand and Revolving Debt
Payable to ABN AMRO	$–	$–
Payable to Royal Bank of Canada	–	–
Revolving note payable to Maple Bank	3,386,255	1,105,259
Subtotal	3,386,255	1,105,259

Term Debt
Mortgage note payable to Security State Bank	221,052	224,568
Mortgage note payable to Lakeview Bank	119,976	119,976
Construction note payable to American Land & Capital	1,161,142	184,975
Renewable unsecured subordinated notes	22,206,113	17,653,128
Subtotal	23,708,283	18,182,647
Total.	$27,094,538	$19,287,906

Notes payable by maturity are summarized as follows:

	June 30, 2015	December 31, 2014
Demand and Revolving Debt
Demand	$–	$–
2016	3,386,255	1,105,259
Subtotal	3,386,255	1,105,259

Term Debt
2015	–	7,546,627
2016 to June 30	10,739,639	–
Current maturities	10,739,639	7,546,627

2016 after June 30	3,482,007	–
2016	–	2,648,150
2017	3,908,507	2,869,383
2018	2,982,062	2,642,972
2019	963,227	1,213,227
2020 & thereafter	1,632,841	1,262,288
Long term debt	12,968,644	10,636,020
Subtotal	23,708,283	18,182,647
Total.	$27,094,538	$19,287,906

ABN-AMRO Margin Agreement

In February 2012, CEF executed a Futures Risk-Based Margin Finance Agreement (“Margin Agreement”) with ABN AMRO. The Margin Agreement provides CEF with an uncommitted $25,000,000 revolving line of credit on which it pays a commitment fee of $35,000 per month. Any loans outstanding are payable on demand and bear interest at an annual rate equal to 1.00% in excess of the Federal Funds Target Rate, or approximately 1.25%. The Margin Line is secured by all balances in CEF’s trading accounts with ABN AMRO. Under the Margin Agreement, CEF is also subject to certain reporting, affirmative, and negative covenants, including certain financial tests. The Margin Agreement was amended on May 31, 2013 to reduce the uncommitted credit line to $15,000,000, the commitment fee to $25,000 per month, and the covenant with respect to net liquidating equity as defined to $1,500,000.

As of June 30, 2015 and December 31, 2014, there were no borrowings outstanding under the Margin Agreement and the Company was in compliance with all covenants.

RBC Line of Credit

On May 12, 2014, the Company drew $700,000 under an evergreen, uncommitted line of credit from Royal Bank of Canada (the “RBC Line” and “RBC”, respectively). Advances under the RBC Line bear interest at a variable annual interest rate of 1 month LIBOR plus 2.25% set at the time of advance for a 30 day term, mature at various dates, and are collateralized by assets held in the Company’s marketable securities account. RBC is not obligated to make any extensions of credit to the Company and availability of funds may be increased or decreased by RBC in its sole and absolute discretion. Prepayment of any outstanding principal under the RBC Line may subject the Company to LIBOR break funding costs.

As of June 30, 2015 and December 31, 2014, there were no borrowings outstanding under the RBC Line and the Company was in compliance with all terms and conditions.

Maple Bank Revolver

On October 14, 2014, REH, TSE, and TSEE entered into a Credit Agreement with the Toronto, Ontario branch of Maple Bank GmbH (the “Maple Revolver” and “Maple Bank”), expiring October 31, 2016. The Maple Revolver provides the Company’s retail energy services businesses with a revolving line of credit of up to $5,000,000 in committed amount secured by a first position security interest in all of the assets, a pledge of the equity of such companies by the Company, and certain guarantees. Availability of loans is keyed to advance rates against certain eligible receivables as defined. Any loans outstanding bear interest at an annual rate equal to 3 month LIBOR, subject to a floor of 0.50%, plus a margin of 6.00%. In addition, the Company is obligated to pay an annual fee of 1.00% of the committed amount on a monthly basis and a monthly non-use fee of 1.00% of the difference between the committed amount and the average daily principal balance of any outstanding loans. The Company is also subject to certain reporting, affirmative, and negative covenants.

As of June 30, 2015 and December 31, 2014, there was $3,386,255 and $1,105,259, respectively, outstanding under the Maple Revolver and the Company was in compliance with all covenants.

Security State Mortgage

On June 16, 2014, Cyclone purchased a single family home in Garrison, Minnesota for use as a corporate retreat (the “Garrison Property”) for a purchase price of $285,000, paid with $57,000 of cash and the proceeds of a $228,000 note (the “Security State Mortgage”) advanced by the Security State Bank of Aitkin (“Security State Bank”) and secured by a first mortgage. The loan is payable in 239 equal installments of $1,482 due on the 16th of each month beginning on July 16, 2014 and one irregular installment due on June 16, 2034 (the “maturity date”). The note bears interest at an annual rate equal to the prime rate as published from time to time by The Wall Street Journal plus 0.75%, subject to a floor of 4.75%. Whenever increases occur in the interest rate, Security State, at its option and with notice to the Company, may: (a) increase Cyclone’s payments to insure the loan will be paid off by the maturity date; (b) increase Cyclone’s payments to cover accruing interest; (c) increase the number of Cyclone’s payments; or (d) continue the payments at the same amount and increase Cyclone’s final payment. The loan may be prepaid in whole or in part at any time without penalty.

As of June 30, 2015 and December 31, 2014, there was $221,052 and $224,568, respectively, outstanding under the Security State Mortgage and Cyclone was in compliance with all terms and conditions of the loan.

Lakeview Bank Mortgage

On December 23, 2014, via an assignment and assumption agreement between Cyclone and Kenyon Holdings, LLC (“Kenyon”), a related party, Cyclone took ownership of a 10 acre parcel of undeveloped land located at 170xx Texas Avenue, Credit River Township, Minnesota and assumed a note secured by a mortgage on the property and owed to Lakeview Bank (the “Lakeview Bank Mortgage”). Kenyon is owned by Mr. Krieger, the Company’s primary owner and its Chief Executive Officer, and Keith W. Sperbeck, the Company’s Vice President of Operations. The Lakeview Bank Mortgage bears interest at the highest prime rate reported as such from time to time by The Wall Street Journal. Interest only is payable monthly on the 25th, the note matured on April 30, 2015 and was renewed for another year until April 30, 2016. The loan may be prepaid in whole or in part at any time without penalty.

As of June 30, 2015 and December 31, 2014, there was $119,976 outstanding under the Lakeview Bank Mortgage and the Company was in compliance with all terms and conditions of the loan.

American Land and Capital Construction Loans

On November 21, 2014, American Land and Capital, LLC (“American Land”) and Cyclone entered into four construction loan agreements, each for a committed amount of $205,000 or $820,000 in total (the “Construction Loans”). Each commitment is secured by a mortgage on a lot (numbers 1, 2, 3, and 4) in Block 1 of Fox Meadows 3rd Addition and is personally guaranteed by Mr. Krieger. Fox Meadows is a townhouse development located in Lakeville, Minnesota in which Cyclone owns 35 attached residential building sites. Proceeds of the Construction Loans will be used to construct the first four spec/model homes on Cyclone’s Fox Meadows property. Draws on the Construction Loans bear interest at the higher of: (a) 6.50% or (b) the prime rate as reported from time to time by The Wall Street Journal plus 3.00%. Interest only is payable monthly on the 10th, the note matured on May 21, 2015, and was renewed for an additional three months. The loans may be prepaid in whole or in part at any time without penalty.

On February 24, 2015, American Land and Cyclone entered into a construction loan agreement for a committed amount of $485,000 secured by a mortgage on Lot 2, Block 1, Territory 1st Addition, also referred to as “21580 Bitterbush Pass”. The loan is also personally guaranteed by Mr. Krieger. Proceeds will be used to construct a home on the property and draws bear interest at the higher of: (a) 6.50% or (b) the prime rate as reported from time to time by The Wall Street Journal plus 3.00%. Interest only is payable monthly on the 10th and the note matures on November 24, 2015. The loan may be prepaid in whole or in part at any time without penalty.

As of June 30, 2015 and December 31, 2014, there was $1,161,142 and $184,975, respectively, outstanding under the American Land Construction Loans and the Company was in compliance with all terms and conditions of the agreements.

Renewable Unsecured Subordinated Notes

On May 10, 2012, the Company’s registration statement on Form S-1 with respect to its offering of up to $50,000,000 of 3 and 6 month and 1, 2, 3, 4, 5, and 10 year Renewable Unsecured Subordinated Notes was declared effective by the SEC. Interest on the Subordinated Notes is paid monthly, quarterly, semi-annually, annually, or at maturity at the sole discretion of each investor.

On May 8, 2015, the Company filed a replacement registration statement on Form S-1 relating to the offer and sale of our Renewable Unsecured Subordinated Notes (the “2015 S-1”). The 2015 S-1 covers up to $75,000,000 in principal amount of 3 and 6 month and 1, 2, 3, 4, 5, and 10 year notes.

The Company made interest payments of $580,173, $326,984, $1,075,628, and $539,777 during the three and six month periods ended June 30, 2015 and 2014, respectively. Total accrued interest on the Subordinated Notes at June 30, 2015 and December 31, 2014 was $1,206,061 and $849,913, respectively.

As of June 30, 2015, the Company had $22,206,113 of its Subordinated Notes outstanding as follows:

Initial Term	Principal Amount	Weighted Average Interest Rate
3 months	$487,915	8.43%
6 months	413,316	10.69%
1 year	6,999,325	12.98%
2 years	3,088,414	13.38%
3 years	4,066,820	14.72%
4 years	2,020,875	15.79%
5 years	3,681,905	15.91%
10 years	1,447,543	14.89%
Total	$22,206,113	14.08%

Weighted average term.	36.0 mos

Notes payable by the Company are summarized as follows:

	December 31, 2014	December 31, 2013
Demand and Revolving Debt
Payable to ABN AMRO	$–	$–
Payable to Royal Bank of Canada	–	–
Revolving note payable to Maple Bank	1,105,259	–
Subtotal	1,105,259	–

Term Debt
Note payable to John O. Hanson	–	200,000
Mortgage note payable to Security State Bank	224,568	–
Mortgage note payable to Lakeview Bank	119,976	–
Construction note payable to American Land & Capital	184,975	–
Renewable unsecured subordinated notes	17,653,128	9,984,826
Subtotal	18,182,647	10,184,826
Total	$19,287,906	$10,184,826

Notes payable by maturity are summarized as follows:

	December 31, 2014	December 31, 2013
Demand and Revolving Debt
Demand	$–	$–
2016	1,105,259	–
Subtotal	1,105,259	–

Term Debt
2014	–	5,122,596
2015	7,546,627	–
Current maturities	7,546,627	5,122,596

2015	–	1,266,590
2016	2,648,150	772,250
2017	2,869,383	549,140
2018	2,642,972	2,297,250
2019	1,213,227	177,000
2020 & thereafter	1,262,288	–
Long term debt	10,636,020	5,062,230
Subtotal	18,182,647	10,184,826
Total	$19,287,906	$10,184,826

ABN-AMRO Margin Agreement

In February 2012, CEF executed a Futures Risk-Based Margin Finance Agreement (“Margin Agreement”) with ABN AMRO. The Margin Agreement provides CEF with an uncommitted $25,000,000 revolving line of credit on which it pays a commitment fee of $35,000 per month. Any loans outstanding are payable on demand and bear interest at an annual rate equal to 1.00% in excess of the Federal Funds Target Rate, or approximately 1.25%. The Margin Line is secured by all balances in CEF’s trading accounts with ABN AMRO. Under the Margin Agreement, CEF is also subject to certain reporting, affirmative, and negative covenants, including certain financial tests. The Margin Agreement was amended on May 31, 2013 to reduce the uncommitted credit line to $15,000,000, the commitment fee to $25,000 per month, and the covenant with respect to net liquidating equity as defined to $1,500,000.

As of December 31, 2014 and 2013, there were no borrowings outstanding under the Margin Agreement and the Company was in compliance with all covenants.

RBC Line of Credit

On May 12, 2014, the Company drew $700,000 under an evergreen, uncommitted line of credit from Royal Bank of Canada (the “RBC Line” and “RBC”, respectively). Advances under the RBC Line bear interest at a variable annual interest rate of 1 month LIBOR plus 2.25% set at the time of advance for a 30 day term, mature at various dates, and are collateralized by assets held in the Company’s marketable securities account. RBC is not obligated to make any extensions of credit to the Company and availability of funds may be increased or decreased by RBC in its sole and absolute discretion. Prepayment of any outstanding principal under the RBC Line may subject the Company to LIBOR break funding costs.

As of December 31, 2014, there were no borrowings outstanding under the RBC Line and the Company was in compliance with all terms and conditions.

Maple Bank Revolver

On October 14, 2014, REH, TSE, and DEG entered into a Credit Agreement with the Toronto, Ontario branch of Maple Bank GmbH (the “Maple Agreement” and “Maple Bank”), expiring October 31, 2016. The Maple Agreement provides the Company’s retail energy services businesses with a revolving line of credit of up to $5,000,000 in committed amount secured by a first position security interest in all of the assets, a pledge of the equity of such companies by TCPH, and certain guarantees. Availability of loans is keyed to advance rates against certain eligible receivables as defined. Any loans outstanding bear interest at an annual rate equal to 3 month LIBOR, subject to a floor of 0.50%, plus a margin of 6.00%. In addition, the Company is obligated to pay an annual fee of 1.00% of the committed amount on a monthly basis and a monthly non-use fee of 1.00% of the difference between the committed amount and the average daily principal balance of any outstanding loans. The Company is also subject to certain reporting, affirmative, and negative covenants.

As of December 31, 2014, there was $1,105,259 outstanding under the Maple Agreement and the Company was in compliance with all covenants.

John O. Hanson

On September 1, 2006, April 1, 2008, and April 8, 2011, TCP and its predecessor entered into certain borrowing arrangements with John O. Hanson, all accruing interest at an annual rate of 20%. As of December 31, 2011, the total amount owed to Mr. Hanson was $2,945,000. Effective January 31, 2012, TCP sold new issue redeemable preferred units to Mr. Hanson for a purchase price of $2,745,000, paid by conversion of debt, and Mr. Hanson became a related party. Effective July 1, 2012, Mr. Hanson’s preferred units in TCP were exchanged for preferred units issued by the Company with identical financial rights and terms. As a result of these transactions, as of December 31, 2012, the Company owed Mr. Hanson $200,000 and he owned 496 redeemable preferred units with a book value of $2,745,000. On June 28, 2013, Mr. Hanson sold the redeemable preferred units to Mr. Krieger, and consequently, he was no longer a related party. On March 25, 2014, the Company repaid Mr. Hanson’s $200,000 note in full.

Security State Mortgage

On June 16, 2014, Cyclone purchased a single family home in Garrison, Minnesota for use as a corporate retreat (the “Garrison Property”) for a purchase price of $285,000, paid with $57,000 of cash and the proceeds of a $228,000 note (the “Security State Mortgage”) advanced by the Security State Bank of Aitkin (“Security State Bank”) and secured by a first mortgage. The loan is payable in 239 equal installments of $1,482 due on the 16th of each month beginning on July 16, 2014 and one irregular installment of $1,482 due on June 16, 2034 (the “maturity date”). The note bears interest at an annual rate equal to the prime rate as published from time to time by The Wall Street Journal plus 0.75%, subject to a floor of 4.75%. Whenever increases occur in the interest rate, Security State, at its option and with notice to the Company, may: (a) increase Cyclone’s payments to insure the loan will be paid off by the maturity date; (b) increase Cyclone’s payments to cover accruing interest; (c) increase the number of Cyclone’s payments; or (d) continue the payments at the same amount and increase Cyclone’s final payment. The loan may be prepaid in whole or in part at any time without penalty.

As of December 31, 2014, Cyclone was in compliance with all terms and conditions of the Security State Mortgage.

Lakeview Bank Mortgage

On December 23, 2014, via an assignment and assumption agreement between Cyclone and Kenyon Holdings, LLC (“Kenyon”), a related party, Cyclone took ownership of a 10 acre parcel of undeveloped land located at 170xx Texas Avenue, Credit River Township, Minnesota and assumed a note secured by a mortgage on the property and owed to Lakeview Bank (the “Lakeview Bank Mortgage”). Kenyon is owned by Mr. Krieger and Keith W. Sperbeck, the Company’s Vice President of Operations. The Lakeview Bank Mortgage bears interest at the highest prime rate reported as such from time to time by The Wall Street Journal. Interest only is payable monthly on the 25th and the note matures on April 30, 2015. The loan may be prepaid in whole or in part at any time without penalty.

As of December 31, 2014, there was $119,976 outstanding under the Lakeview Bank Mortgage and the Company was in compliance with all terms and conditions of the loan.

American Land and Capital Construction Loans

On November 21, 2014, American Land and Capital, LLC (“American Land”) and Cyclone entered into four construction loan agreements, each for a committed amount of $205,000 or $820,000 in total (the “Construction Loans”). Each commitment is secured by a mortgage on a lot (numbers 1, 2, 3, and 4) in Block 1 of Fox Meadows 3rd Addition and is personally guaranteed by Mr. Krieger. Fox Meadows is a townhouse development located in Lakeville, Minnesota in which Cyclone owns 35 attached residential building sites. Proceeds of the Construction Loans will be used to construct the first four spec/model homes on Cyclone’s Fox Meadows property. Draws on the Construction Loans bear interest at the higher of: (a) 6.50% or (b) the prime rate as reported from time to time by The Wall Street Journal plus 3.00%. Interest only is payable monthly on the 10th and the notes mature on May 21, 2015. The loans may be prepaid in whole or in part at any time without penalty.

As of December 31, 2014, there was $184,975 outstanding under the American Land Construction Loans and the Company was in compliance with all terms and conditions of the agreements.

Renewable Unsecured Subordinated Notes

On May 10, 2012, the Company’s registration statement on Form S-1 with respect to its offering of up to $50,000,000 of 3 and 6 month and 1, 2, 3, 4, 5, and 10 year Renewable Unsecured Subordinated Notes was declared effective by the SEC. Interest on the Subordinated Notes is paid monthly, quarterly, semi-annually, annually, or at maturity at the sole discretion of each investor.

The Company made interest payments during the years ended December 31, 2014 and 2013 of $1,304,701 and $443,367, respectively. Total accrued interest on the Subordinated Notes at December 31, 2014 and 2013 was $849,913 and $354,094, respectively.

As of December 31, 2014, the Company had $17,653,128 of its Subordinated Notes outstanding as follows:

Initial Term	Principal Amount	Weighted Average Interest Rate
3 months	$486,472	11.06%
6 months	230,450	8.27%
1 year	5,255,047	12.40%
2 years	2,805,332	13.19%
3 years	3,196,847	14.45%
4 years	802,385	14.81%
5 years	3,799,605	15.97%
10 years	1,076,990	14.56%
Total	$17,653,128	13.82%

Weighted average term	36.5 mos